Uncategorized Items
[dei_TradingSymbol]	STMKX	STMTX	STMNX
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_BarChartAndPerformanceTableHeading]				Performance
[rr_Component1OtherExpensesOverAssets]					0.0015		0.0015		0.0015
[rr_Component2OtherExpensesOverAssets]					0.0168		0.0168		0.0168
[rr_Component3OtherExpensesOverAssets]					0.0284		0.0284		0.0284
[rr_DistributionAndService12b1FeesOverAssets]					0.0025		0.01		0
[rr_ExpenseBreakpointDiscounts]				You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund.
[rr_ExpenseBreakpointMinimumInvestmentRequiredAmount]											25,000
[rr_ExpenseExampleHeading]				Example
[rr_ExpenseExampleNarrativeTextBlock]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[rr_ExpenseExampleNoRedemptionNarrativeTextBlock]				You would pay the following expenses if you did not redeem your shares:
[rr_ExpenseExampleNoRedemptionTableTextBlock]
[rr_ExpenseExampleNoRedemptionYear01]												469
[rr_ExpenseExampleNoRedemptionYear03]												1,904
[rr_ExpenseExampleWithRedemptionTableTextBlock]
[rr_ExpenseExampleYear01]												569	1,043	472
[rr_ExpenseExampleYear03]												1,904	2,180	1,634
[rr_ExpenseHeading]				Fees and Expenses of the Fund
[rr_ExpenseNarrativeTextBlock]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares Purchase Programs" on page 18 of this Prospectus.

[rr_ExpensesOverAssets]					0.0657		0.0732		0.0632
[rr_FeeWaiverOrReimbursementOverAssets]					(0.0264)	[footnotestonetoromn_S000046845TheFundsadviserhasco]	(0.0264)	[footnotestonetoromn_S000046845TheFundsadviserhasco]	(0.0264)	[footnotestonetoromn_S000046845TheFundsadviserhasco]
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]				2016-08-31
[rr_ManagementFeesOverAssets]					0.0165		0.0165		0.0165
[rr_MaximumDeferredSalesChargeOverOfferingPrice]					0.01	[footnotestonetoromn_S000046845ForClassASharesnosal]	0.01	[footnotestonetoromn_S000046845ForClassASharesnosal]	0
[rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice]					0.0575		0		0
[rr_NetExpensesOverAssets]					0.0393	[footnotestonetoromn_S000046845TheFundsadviserhasco]	0.0468	[footnotestonetoromn_S000046845TheFundsadviserhasco]	0.0368	[footnotestonetoromn_S000046845TheFundsadviserhasco]
[rr_ObjectiveHeading]				Investment Objective
[rr_ObjectivePrimaryTextBlock]				The investment objective of the Stone Toro Market Neutral Fund (the “Fund”) is to seek long-term capital appreciation while providing lower volatility than the overall global securities markets.
[rr_OperatingExpensesCaption]				Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesNewFundBasedOnEstimates]				These expenses are estimated for the current fiscal year.
[rr_OtherExpensesOverAssets]					0.0467	[footnotestonetoromn_S000046845Theseexpensesareesti]	0.0467	[footnotestonetoromn_S000046845Theseexpensesareesti]	0.0467	[footnotestonetoromn_S000046845Theseexpensesareesti]
[rr_PerformanceNarrativeTextBlock]

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

[rr_PerformanceOneYearOrLess]				The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
[rr_PortfolioTurnoverHeading]				Portfolio Turnover
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

[rr_RedemptionFeeOverRedemption]					(0.01)		(0.01)		(0.01)
[rr_RiskHeading]				Principal Risks of Investing
[rr_RiskLoseMoney]				Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
[rr_RiskNarrativeTextBlock]

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

• Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

• Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

• Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

• Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

• Short Sales Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.

• Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

• Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

• Focus Risk. To the extent that the Fund’s portfolio reflects focus on the securities of issuers in a particular region, market, industry, group of industries, country or group of countries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, social or political conditions or regulatory occurrences affecting that region, market, industry, group of industries, country or group of countries.

• Derivatives risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures and options contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include illiquidity risk and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

• Hedging Transactions. The Fund may employ hedging techniques. These techniques could involve a variety of derivative transactions, including futures contracts, and options (“Hedging Instruments”). Hedging techniques involve risks different than those of underlying investments. In particular, the variable degree of correlation between price movements of Hedging Instruments and price movements in the position being hedged means that losses on the hedge may be greater than gains in the value of the Fund's positions, or that there may be losses on both legs of a transaction. In addition, certain Hedging Instruments and markets may not be liquid in all circumstances. As a result, in volatile markets, the Fund may not be able to close out a transaction in certain of these instruments without incurring losses. The Advisor may use Hedging Instruments to minimize the risk of total loss to the Fund by offsetting an investment in one security with a comparable investment in a contrasting security. However, such use may limit any potential gain that might result from an increase in the value of the hedged position. Whether the Fund hedges successfully will depend on the Advisor's ability to predict pertinent market movements. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in non-U.S. currencies, because the value of those securities is likely to fluctuate as a result of independent factors not related to currency fluctuations. Finally, the daily variation margin requirements in futures contracts might create greater financial risk than would options transactions, where the exposure is limited to the cost of the initial premium and transaction costs paid by the Fund.

• Leveraging Risk. Certain Fund transactions, including taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets.The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

• Event-Driven Risk. The evaluation by the Fund's advisor of the outcome of a proposed corporate event, whether it be a merger, reorganization, regulatory issue or other event, may prove incorrect and the Fund’s return on the investment may be negative. Even if the judgement by the Fund's advisor regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return.

• Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

• Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

• No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

[rr_RiskReturnHeading]				SUMMARY SECTION
[rr_ShareholderFeeOther]												15.00	15.00	15.00
[rr_ShareholderFeesCaption]				Shareholder Fees (fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]				Principal Investment Strategies
[rr_StrategyNarrativeTextBlock]

The Fund follows a market neutral investment strategy, which the Fund’s advisor defines as a strategy that seeks to produce returns with risk and volatility that are uncorrelated with the general global market risk and volatility (“market neutral returns”).

The Fund pursues its investment strategy by employing a global long/short approach, investing in and selling short primarily equity securities of companies listed or traded on an exchange represented in the MSCI All Country World Index (“ACWI”). The ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of the date of this Prospectus, the ACWI consists of 46 country indexes, comprising 23 developed and 23 emerging market country indexes. The developed market countries included in the ACWI are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market countries included in the ACWI are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The Fund’s investments in foreign securities are not expected to exceed 40% of its net assets. The Fund will typically invest no more than 20% of its net assets in companies listed or traded on emerging market country indexes. The Fund may invest in stocks of companies of any market capitalization and in any industry group or geographic location represented in the ACWI. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in only one or a few countries or regions.

The Fund’s advisor seeks to generate market neutral returns by identifying arbitrage opportunities in the market caused by structural imperfections related to corporate actions and investor behavior related to how different investors interpret the timing, risks and returns of corporate actions. The Fund’s advisor uses a global multi-strategy approach in seeking out arbitrage opportunities. These arbitrage strategies include index change strategies (i.e., investing in securities before they are increased or decreased in weight by equity indices), structural change strategies (i.e., investing in equity securities affected by corporate restructuring transactions) and merger arbitrage strategies (i.e., investing in companies that are the target of corporate merger activities).

The Fund’s long/short strategy seeks to generate returns uncorrelated with the market while minimizing risk. The advisor also seeks to minimize the risks of the Fund’s portfolio by limiting or hedging the Fund’s exposure to certain equity factors such as beta (a measure of an investment’s volatility compared to the volatility of the market), size, and valuation, as well as its exposure to any country or currency. The Fund's advisor expects the Fund's net exposure (long exposure minus short exposure) to average between -10% and 60% of the Fund's net assets. The Advisor expects the Fund's short exposure (through short positions and related derivatives) and long exposure (through long positions and related derivatives) to each average between 100% and 150% of the Fund's net assets. To the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund will employ leverage indirectly through trading on margin and entering into other forms of direct or indirect borrowings, including reverse repurchase agreements and short sales.

In addition, from time to time, instead of, and/or in addition to, investing directly in particular securities, the Fund may use derivatives in seeking to generate market neutral returns. The types of derivatives the Fund may use include index and equity futures contracts, listed and over-the-counter options, forward contracts on currencies, options on securities indices and equity swaps.

The Fund’s investment strategy involves active and frequent trading. As a result, the Fund’s portfolio turnover is expected to exceed 100% on an annual basis, which will result in the Fund incurring transaction costs that detract from performance and is also expected to affect the tax treatment of the Fund’s gains.

[stonetoromn_CheckFee]												15.00	15.00	15.00
[stonetoromn_WireFee]												20.00	20.00	20.00